Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Financial Services Portfolio
November 30, 2021
FIN-NPRT3-0122
1.810693.117
Common Stocks - 99.7%
	Shares	Value ($)
Banks - 36.4%
Diversified Banks - 17.4%
Bank of America Corp.	843,800	37,523,786
Citigroup, Inc.	545,500	34,748,350
Piraeus Financial Holdings SA (a)	380,900	551,205
U.S. Bancorp	355,400	19,667,836
Wells Fargo & Co.	1,009,090	48,214,319
		140,705,496
Regional Banks - 19.0%
Ameris Bancorp	71,800	3,494,506
Associated Banc-Corp.	242,800	5,317,320
Bank OZK	161,800	7,234,078
BOK Financial Corp.	51,600	5,325,636
Cadence Bank	211,830	6,189,673
East West Bancorp, Inc.	110,300	8,493,100
First Horizon National Corp.	489,200	7,890,796
First Interstate Bancsystem, Inc.	115,700	4,720,560
Great Western Bancorp, Inc.	73,800	2,475,990
Heartland Financial U.S.A., Inc.	87,200	4,142,000
Huntington Bancshares, Inc.	1,115,000	16,546,600
M&T Bank Corp.	163,200	23,926,752
PacWest Bancorp	133,600	5,977,264
Peoples United Financial, Inc.	195,800	3,336,432
PNC Financial Services Group, Inc.	88,700	17,473,900
Popular, Inc.	94,000	7,315,080
Signature Bank	37,700	11,396,710
WesBanco, Inc.	119,700	3,896,235
Wintrust Financial Corp.	103,800	9,085,614
		154,238,246
TOTAL BANKS		294,943,742
Capital Markets - 23.3%
Asset Management & Custody Banks - 13.5%
Affiliated Managers Group, Inc.	32,600	5,546,238
AllianceBernstein Holding LP	173,973	8,719,527
Apollo Global Management LLC Class A (b)	179,200	12,683,776
Bank of New York Mellon Corp.	367,600	20,140,804
Brookfield Asset Management, Inc. Class A (b)	207,500	11,655,275
Carlyle Group LP	211,700	11,577,873
Northern Trust Corp.	36,300	4,199,910
Patria Investments Ltd.	449,200	7,672,336
State Street Corp.	302,200	26,886,734
		109,082,473
Financial Exchanges & Data - 1.7%
Bolsa Mexicana de Valores S.A.B. de CV	2,245,000	3,785,902
Cboe Global Markets, Inc.	79,000	10,186,260
		13,972,162
Investment Banking & Brokerage - 8.1%
Lazard Ltd. Class A	266,300	11,349,706
Morgan Stanley	369,000	34,988,580
Raymond James Financial, Inc.	158,200	15,549,478
Virtu Financial, Inc. Class A	146,000	4,114,280
		66,002,044
TOTAL CAPITAL MARKETS		189,056,679
Consumer Finance - 7.9%
Consumer Finance - 7.9%
American Express Co.	194,000	29,546,200
Capital One Financial Corp.	184,800	25,969,944
OneMain Holdings, Inc.	164,900	8,210,371
		63,726,515
Diversified Financial Services - 1.1%
Multi-Sector Holdings - 1.1%
Cannae Holdings, Inc. (a)	298,390	8,823,392
Other Diversified Financial Services - 0.0%
Phoenix Vega Mezz PLC	380,900	23,629
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,847,021
Insurance - 20.1%
Insurance Brokers - 3.8%
Arthur J. Gallagher & Co.	119,900	19,531,710
Willis Towers Watson PLC	48,369	10,923,655
		30,455,365
Life & Health Insurance - 1.1%
Primerica, Inc.	60,600	8,917,290
Multi-Line Insurance - 5.0%
American Financial Group, Inc.	57,600	7,695,936
American International Group, Inc.	251,400	13,223,640
Assurant, Inc.	66,300	10,084,230
Hartford Financial Services Group, Inc.	150,300	9,934,830
		40,938,636
Property & Casualty Insurance - 8.5%
Chubb Ltd.	96,400	17,300,908
Fidelity National Financial, Inc.	135,300	6,617,523
First American Financial Corp.	51,000	3,783,180
Hiscox Ltd.	627,200	6,910,054
Old Republic International Corp.	252,400	6,047,504
The Travelers Companies, Inc.	192,700	28,317,265
		68,976,434
Reinsurance - 1.7%
Reinsurance Group of America, Inc.	143,800	13,648,058
TOTAL INSURANCE		162,935,783
IT Services - 3.3%
Data Processing & Outsourced Services - 3.3%
Computer Services, Inc.	30,481	1,691,696
Global Payments, Inc.	100,900	12,011,136
MasterCard, Inc. Class A	40,100	12,628,292
		26,331,124
Professional Services - 1.6%
Research & Consulting Services - 1.6%
Dun & Bradstreet Holdings, Inc. (a)	443,100	8,418,900
Equifax, Inc.	15,000	4,179,750
		12,598,650
Software - 1.1%
Application Software - 1.1%
Black Knight, Inc. (a)	126,900	9,069,543
Thrifts & Mortgage Finance - 4.9%
Thrifts & Mortgage Finance - 4.9%
Essent Group Ltd.	324,738	13,502,606
MGIC Investment Corp.	808,300	11,397,030
NMI Holdings, Inc. (a)	689,143	13,507,203
Radian Group, Inc.	58,000	1,181,460
		39,588,299
TOTAL COMMON STOCKS (Cost $611,269,077)		807,097,356

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	16,865,545	16,868,918
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	15,725,777	15,727,350
TOTAL MONEY MARKET FUNDS (Cost $32,596,268)		32,596,268

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $643,865,345)	839,693,624
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(29,786,481)
NET ASSETS - 100.0%	809,907,143

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	3,527,615	204,457,395	191,116,092	1,952	-	-	16,868,918	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	108,748,852	93,021,502	3,259	-	-	15,727,350	0.0%
Total	3,527,615	313,206,247	284,137,594	5,211	-	-	32,596,268

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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